Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring
¥ in Millions
	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 5,881	¥ 5,535
Investment in operating leases and property under facility operations		1,205
Investment in operating leases, property under facility operations and office facilities	8,105
Certain equity method investments	20,619	461
Total	49,798	27,391
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	5,881	5,274
Investment in operating leases and property under facility operations		1,205
Investment in operating leases, property under facility operations and office facilities	8,105
Certain equity method investments	20,619	461
Total	34,605	6,940
Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	1,064	892
Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations		337
Investment in operating leases, property under facility operations and office facilities	¥ 3,314
Level 3 | Discounted cash flows | Discount rate | Investment in operating leases, property under facility operations, office facilities and other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations	0.061
Level 3 | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 4,817	4,382
Investment in operating leases and property under facility operations		868
Investment in operating leases, property under facility operations and office facilities	4,791
Certain equity method investments	¥ 20,619
Level 3 | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain equity method investments		¥ 461
Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.044	0.046
Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations		0
Level 3 | Minimum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments		3
Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.052	0.063
Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations		0.13
Level 3 | Maximum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments		6
Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.047	0.053
Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations		0.036
Level 3 | Weighted Average | Discounted cash flows | Discount rate | Investment in operating leases, property under facility operations, office facilities and other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations	0.061
Level 3 | Weighted Average | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments		4.5